Commitments And Contingencies	6 Months Ended
Jun. 30, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Commitments and Contingencies

Litigation

Various claims and legal proceedings arise in the ordinary course of business and may be pending against the Company and its properties. Based upon the information available, the Company believes that the resolution of any of these claims and legal proceedings should not have a material adverse affect on its consolidated financial position, results of operations or cash flows.

Acquisitions

On May 2, 2013, we entered into definitive agreements to acquire from unrelated parties four unencumbered hotels containing an aggregate of 378 rooms for contractual purchase prices aggregating to approximately $42.3 million, subject to closing prorations and adjustments. In addition, we expect to spend approximately $1.3 million to cover closing costs, franchise fees and estimated non-recurring capital expenditures related to the acquisition of these hotels.  We have made a deposit of $0.5 million on the purchase price. The closing of the purchase on any hotel is dependent on the closing of the purchase of all hotels.  In the event the purchase of one or more hotels cannot close, the sale and purchase of the remaining properties must be by the mutual agreement of the parties. In the event we are not successful in obtaining financing satisfactory to us for the purchase of the hotels, the agreements will terminate and our deposit of $0.5 million on the purchase price will be returned to us. The acquisition is also subject to franchisor and lender consents and the satisfaction of customary closing conditions. Accordingly, we can give no assurance that we will consummate the acquisition of these hotels.

On May 15, 2013, we entered into a definitive agreement to acquire from an unrelated party two hotels containing an aggregate of 163 rooms for a contractual purchase price of $18.5 million (which includes the assumption of approximately $13.2 million of existing first mortgage debt), subject to closing prorations and adjustments. Furthermore, we expect to spend approximately $1.2 million to cover closing costs, costs related to our assumption of the existing first mortgage debt, franchise fees and non-recurring capital expenditures.  We have made a deposit of $0.25 million on the purchase price. In the event we are not successful in obtaining financing satisfactory to us for the purchase of the hotels by September 30, 2013, the agreement will terminate and our deposit of $0.25 million on the purchase price will be returned to us. The acquisition is also subject to franchisor and lender consents and the satisfaction of customary closing conditions. Accordingly, we can give no assurance that we will consummate the acquisition of these hotels.

On August 5, 2013, we entered into definitive agreements to acquire from an unrelated party two hotels containing an aggregate of 203 rooms for a contractual purchase price of $21.25 million (which includes the assumption of approximately $4.9 million of existing first mortgage debt on one of the hotels), subject to closing prorations and adjustments. Furthermore, we expect to spend approximately $0.9 million to cover closing costs, costs related to our assumption of the existing first mortgage debt, franchise fees and non-recurring capital expenditures.  We have made a deposit of $0.1 million on the purchase price. In the event we are not successful in obtaining financing satisfactory to us for the purchase of the hotels by September 30, 2013, the agreements will terminate and our deposit of $0.1 million on the purchase price will be returned to us. The acquisition is also subject to franchisor and lender consents and the satisfaction of customary closing conditions. Accordingly, we can give no assurance that we will consummate the acquisition of these hotels.